Long-Term Debt	6 Months Ended
Jun. 30, 2024
Long-Term Debt [Abstract]
Long-Term Debt
8.	Long-Term Debt:

The amount of long-term debt shown in the accompanying unaudited condensed consolidated balance sheet of June 30, 2024, is analyzed as follows:
		Year/Period Ended
Loan facilities	Borrowers	December 31, 2023	June 30, 2024
$11.0 Million Term Loan Facility (a)	Spetses-Pikachu	$4,600,000	$1,809,130
$15.29 Million Term Loan Facility (b)	Pocahontas-Jumaru	10,109,000	—
$40.75 Million Term Loan Facility (c)	Liono-Snoopy-Cinderella	23,055,000	14,312,613
$55.00 Million Term Loan Facility (d)	Mulan-Johnny Bravo-Songoku-Asterix-Stewie	32,040,000	12,099,000
$22.5 Million Term Loan Facility (e)	Tom-Jerry	16,800,000	15,000,000
Total long-term debt		$86,604,000	$43,220,743
Less: Deferred financing costs		(808,215)	(356,988)
Total long-term debt, net of deferred finance costs		$85,795,785	$42,863,755

Presented:
Current portion of long-term debt		$18,089,000	$24,585,788
Less: Current portion of deferred finance costs		(409,705)	(276,122)
Current portion of long-term debt, net of deferred finance costs		$17,679,295	$24,309,666

Debt related to assets held for sale		$2,415,000	$—
Less: Current portion of deferred finance costs		(8,352)	—
Debt related to assets held for sale, net of deferred finance costs		$2,406,648	$—

Non-Current portion of long-term debt		66,100,000	18,634,955
Less: Non-Current portion of deferred finance costs		(390,158)	(80,866)
Non-Current portion of long-term debt, net of deferred finance costs		$65,709,842	$18,554,089

Details of the Company’s senior secured credit facilities are discussed in Note 8 to the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report, and are supplemented by the below new activities within the six-month period ended June 30, 2024.
a. $11.0 Million Term Loan Facility

On February 14, 2024, the Company entered into a first supplemental agreement with Alpha Bank S.A. (“Alpha Bank”), pursuant to which, with effect from April 3, 2023, SOFR replaced LIBOR as the reference rate under the Company’s $11.0 million term loan facility and the margin was increased by a percentage of 0.045%, which is the equivalent of the positive difference as of April 3, 2023 between USD LIBOR and SOFR for the first rollover period commencing April 3, 2023 selected upon application of SOFR methodology. Such percentage will apply over the tenor of the loan going forward regardless of future rollover periods.
On January 16, 2024, Alpha Bank entered into a deed of partial release, with respect to the M/V Magic Moon, releasing and discharging the underlying borrower and all securities created over the M/V Magic Moon in full after the settlement of the outstanding balance of $2.4 million pertaining to M/V Magic Moon’s tranche. The facility’s repayment schedule was adjusted accordingly.

b. $15.29 Million Term Loan Facility

On March 8, 2024, Hamburg Commercial Bank AG entered into a deed of partial release, with respect to the M/V Magic Nova, releasing and discharging the underlying borrower and all securities created over the M/V Magic Nova in full after the settlement of the outstanding balance of $4.9 million pertaining to M/V Magic Nova’s tranche. The facility’s repayment schedule was adjusted accordingly.

On May 28, 2024, Hamburg Commercial Bank AG entered into a deed of release, with respect to the M/V Magic Horizon, releasing and discharging the underlying borrower and all securities created over the M/V Magic Horizon in full after the settlement of the outstanding balance of $4.5 million pertaining to M/V Magic Horizon’s tranche. As of June 30, 2024, this loan facility has been fully repaid.

c. $40.75 Million Term Loan Facility

On April 18, 2024, Hamburg Commercial Bank AG entered into a deed of partial release, with respect to the M/V Magic Nebula, releasing and discharging the underlying borrower and all securities created over the M/V Magic Nebula in full, after the settlement of the outstanding balance of $7.0 million pertaining to M/V Magic Nebula’s tranche. The facility’s repayment schedule was adjusted accordingly.

d. $55.0 Million Term Loan Facility

On May 23, 2024, Deutsche Bank AG entered into a deed of partial release, with respect to the M/V Magic Vela, releasing and discharging the underlying borrower and all securities created over the M/V Magic Vela in full, after the settlement of the outstanding balance of $4.3 million pertaining to M/V Magic Vela’s tranche. On the same date, the Company voluntarily prepaid $12.2 million in aggregate with respect to the remaining tranches under this facility from the proceeds of the sale of M/V Magic Vela. Following the prepayments, the facility is repayable in 10 quarterly installments (installments 1 to 3 in the amount of $1,487,500, installments 4 to 9 in the amount of $1,139,000 and installment 10 in the amount of $802,500).

e. $22.5 Million Term Loan Facility

In connection with the $22.5 million senior secured term loan facility with Chailease International Financial Services (Singapore) Pte., Ltd, on July 16, 2024, the Company notified the lender that it would voluntarily prepay in total the outstanding amount of $14.6 million. Such amount is classified under ‘Current portion of long-term debt’ as of June 30, 2024. On August 7, 2024, the outstanding amount of the loan was fully prepaid, releasing and discharging the underlying borrowers and all securities created.

As of December 31, 2023 and June 30, 2024, the Company was in compliance with all financial covenants prescribed in its debt agreements.

Restricted cash as of December 31, 2023 and June 30, 2024, current and non-current, represent minimum liquidity deposits, retention deposits and cash balances in dry-dock reserve accounts required under certain of our loan facilities.

The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2024, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2025	$24,585,788
2026	6,731,157
2027	11,903,798
Total long-term debt	$43,220,743

The weighted average interest rate on the Company’s long-term debt for the years ended June 30, 2023 and 2024 was 8.3%, and 8.7% respectively.

Total interest incurred on long-term debt for the six months ended June 30, 2023 and 2024, amounted to $5.3 million and $3.1 million respectively, and is included in Interest and finance costs (Note 17) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.